Earnings per share (Details) € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2018 $ / shares	Mar. 31, 2018 EUR (€) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 EUR (€) shares
Basic earnings per share
Profit for the period | €		€ 62.4		€ 48.0
Weighted average Ordinary Shares and Founder Preferred Shares | shares		175.5		183.6
Diluted earnings per share
Profit for the period | €		€ 62.4		€ 48.0
Weighted average Ordinary Shares and Founder Preferred Shares | shares		175.5		183.7
Diluted earnings per share | $ / shares	$ 0.36		$ 0.26